Non-controlling interest - Summarized financial information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Ifrs Noncontrolling Interest [Line Items]
Total current assets	$ 68,645	$ 64,060
Total non-current assets	164,756	210,683
Total current liabilities	(58,137)	(59,941)
Total non-current liabilities	(41,598)	(52,769)
Revenues for the year ended	487,669	356,852
Net (loss) gain for the period	(40,952)	(70,848)
Total Comprehensive income/loss	(38,925)	(64,535)
Non-controlling interest
Ifrs Noncontrolling Interest [Line Items]
Total current assets	3,017	12,471
Total non-current assets	21,085	85,035
Total current liabilities	(4,128)	(16,175)
Total non-current liabilities	(4,891)	(3,366)
Revenues for the year ended	31,723	45,184
Net (loss) gain for the period	(13,252)	3,971
Total Comprehensive income/loss	$ (10,672)	$ 5,291